Trade Receivables	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Trade receivables

9. Trade receivables

	As of December 31,
	2023	2024
	USD’000	USD’000
Trade receivables	936	681

The Group normally allows credit terms of 60 days to its customers. The Group seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the directors.

A concentration analysis on trade receivables from top 5 debtors is as follows:

	As of December 31,
	2023	2024
	USD’000	USD’000
Customer A	11%	14%
Customer B	9%	11%
Customer C	8%	10%
Customer D	7%	9%
Customer E	7%	9%
Others	58%	47%
	100%	100%